Other information by nature (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Disclosure of detailed information about leases for lessee	Amounts recognized within Profit before taxes were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Depreciation of right-of-use assets	€607	€555	€529
Interest expense on lease liabilities	63	63	56
Variable lease payments not included in the measurement of lease liabilities	3	5	5
Income from sub-leasing right-of-use assets	(109)	(108)	(95)
Expenses relating to short-term leases and to leases of low-value assets	111	107	137
Gains arising from sale and leaseback transactions	(155)	(119)	(22)
Total expense recognized in Net profit from continuing operations	€520	€503	€610